Average Annual Total Returns - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Mar. 30, 2024
Fidelity Advisor Mid Cap Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	15.18%
Past 5 years	11.24%
Past 10 years	7.15%
Fidelity Advisor Mid Cap Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.89%
Past 5 years	10.32%
Past 10 years	5.82%
Fidelity Advisor Mid Cap Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.16%
Past 5 years	8.81%
Past 10 years	5.40%
Fidelity Advisor Mid Cap Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	20.31%
Past 5 years	11.72%
Past 10 years	7.14%
Fidelity Advisor Mid Cap Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	17.67%
Past 5 years	11.48%
Past 10 years	7.11%
Fidelity Advisor Mid Cap Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	22.54%
Past 5 years	12.89%
Past 10 years	8.09%
Fidelity Advisor Mid Cap Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	22.72%
Past 5 years	13.04%
Since Inception	8.21%	[1]
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%

[1]	A From February 1, 2017 .